UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
(No. 002-34393)

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 249	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
(No. 811-01879)

Amendment No. 232	☒

(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Kathryn Santoro – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 5, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment. (Post-Effective Amendments No. 244 and 247)

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 242 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 225 under the Investment Company Act of 1940, as amended (the “1940 Act”), were filed with the Commission pursuant to paragraph (a)(2) of Rule 485 on February 16, 2017, to establish Janus Henderson All Asset Fund, Janus Henderson Dividend & Income Builder Fund, Janus Henderson Emerging Markets Fund, Janus Henderson European Focus Fund, Janus Henderson Global Equity Income Fund, Janus Henderson International Opportunities Fund, Janus Henderson International Long/Short Equity Fund, Janus Henderson Strategic Income Fund, Janus Henderson U.S. Growth Opportunities Fund, each a new series of the Registrant (the “First Amendment”), and pursuant to that paragraph would become effective on May 2, 2017. Post-Effective Amendment No. 244 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 227 under the Investment Company Act of 1940, as amended (the “1940 Act”), were filed with the Commission pursuant to paragraph (a)(2) of Rule 485 on February 23, 2017, to establish Janus Henderson International Small Cap Fund, a new series of the Registrant (the “Second Amendment,” together with the First Amendment, the “Amendments”), and pursuant to that paragraph would become effective on May 9, 2017. Post-Effective Amendment No. 247 under the 1933 Act and Amendment No. 230 under the 1940 Act was filed pursuant to Rule 485(b) on May 1, 2017, designating May 9, 2017 as a new effective date for the First Amendment.

This Post-Effective Amendment No. 249 under the 1933 Act and Amendment No. 232 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating June 5, 2017 as the new date upon which the Amendments shall become effective.

This Post-Effective Amendment No. 249 incorporates by reference the information contained in Parts A, B, and C of the Amendments.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 249 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 8th day of May, 2017.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer	May 8, 2017
Bruce L. Koepfgen	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	May 8, 2017
Jesper Nergaard	Officer, Treasurer and Principal
Accounting Officer (Principal
Financial Officer and Principal
Accounting Officer)

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	May 8, 2017
William F. McCalpin

Alan A. Brown*	Trustee	May 8, 2017
Alan A. Brown

William D. Cvengros*	Trustee	May 8, 2017
William D. Cvengros

Raudline Etienne*	Trustee	May 8, 2017
Raudline Etienne

Gary A. Poliner*	Trustee	May 8, 2017
Gary A. Poliner

James T. Rothe*	Trustee	May 8, 2017
James T. Rothe

William D. Stewart*	Trustee	May 8, 2017
William D. Stewart

Linda S. Wolf*	Trustee	May 8, 2017
Linda S. Wolf

/s/ Kathryn L. Santoro
*By: Kathryn L. Santoro
Attorney-in-Fact

Pursuant to Powers of Attorney, dated January 26, 2017, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 240, filed January 26, 2017